G. EMPLOYEE BENEFITS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Jun. 25, 2017	Jun. 26, 2016
Stock Based Compensation 1Abstract
Employee benefits	$ 40	$ 53